Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Goodwill

The movement in goodwill is as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Balance at beginning of the year	—	—	—
Addition (Note 4.2)	—	20,129,846	2,586,287
Impairment of goodwill	—	(11,773,403)	(1,512,649)
Balance at end of the year	—	8,356,443	1,073,638

Schedule of Key Assumptions of Goodwill	The following table sets out the key assumptions for MMPL as a single CGU:
December 31, 2025
Revenue annual growth rate	5.00%
Budgeted gross margin	50.00%
Long-term growth rate	2.48%
Weighted average cost of capital	15.15%

Schedule of Purchase Consideration

The purchase consideration for the acquisition was as follows:

	HK$	US$
Cash paid	28,080,000	3,607,724
Contingent consideration (Note 4.4)	(7,987,000)	(1,026,171)
Assignment of shareholder’s loan	(1,000,000)	(128,480)
Consideration transferred for the business	19,093,000	2,453,073

Schedule of Assets Acquired and Liabilities Assumed
	HK$	US$
Trade receivables	279,982	35,972
Cash and bank balances	1,759	226
Total identifiable assets acquired	281,741	36,198

Trade payables	(221,570)	(28,467)
Contract liabilities	(97,017)	(12,465)
Shareholder’s loan	(1,000,000)	(128,480)
Total identifiable liabilities assumed	(1,318,587)	(169,412)

Identifiable net liabilities acquired	(1,036,846)	(133,214)
Add: Goodwill	20,129,846	2,586,287
Consideration transferred for the business	19,093,000	2,453,073

Schedule of Effect on Cash Flows
	HK$	US$
Cash paid (Note 4.1)	28,080,000	3,607,724
Less: Cash and bank balances in subsidiary acquired	(1,759)	(226)
Cash outflow on acquisition	28,078,241	3,607,498